STOCKHOLDERS' (DEFICIT) EQUITY - Summary of company's outstanding stock options (Parentheticals) (Details 1) - $ / shares	Sep. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Closing price of common stock	$ 0.035	$ 0.048